Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the Class A Ordinary Shares Subject to Possible Redemption Reflected on the Accompanying Unaudited Condensed Consolidated Balance Sheet - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Class AOrdinary Shares Subject To Possible Redemption Reflected On The Accompanying Unaudited Condensed Consolidated Balance Sheet Abstract
Gross proceeds		$ 200,000,000	$ 200,000,000
Less:
Proceeds allocated to Public Warrants			(4,733,334)
Class A ordinary share issuance costs			(22,021,556)
Plus:
Accretion of carrying value to redemption value	$ 501,501	2,070,678	26,754,890
Class A ordinary share subject to possible redemption	47,164,548	200,000,000
Redemption of Class A ordinary shares subject to possible redemption		(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption		2,070,678
Class A ordinary share subject to possible redemption	$ 47,666,049	$ 47,164,548	$ 200,000,000